17. Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment reporting

For the three month period ended
	September 30, 2019		September 30, 2018
Revenues:		Revenues:
We Three	$82,699	We Three	$44,740
Romeo’s NY Pizza	324,440	Romeo’s NY Pizza	148,540
Repicci's Group	145,335	Repicci's Group	151,904
Platinum Tax	1,599,601	Platinum Tax	229,124
Key Tax	589,816	Key Tax	–
Other	–	Other	123,576
Consolidated revenues	$2,741,891	Consolidated revenues	$697,884

Cost of Sales:		Cost of Sales:
We Three	$86,710	We Three	$43,305
Romeo’s NY Pizza	238,363	Romeo’s NY Pizza	111,814
Repicci's Group	136,711	Repicci's Group	154,572
Platinum Tax	500,676	Platinum Tax	155,475
Key Tax	254,832	Key Tax	–
Other	–	Other	125,900
Consolidated cost of sales	$1,217,292	Consolidated cost of sales	$591,066

Income (Loss) before taxes		Income (Loss) before taxes
We Three	$(5,017)	We Three	$(23,281)
Romeo’s NY Pizza	17,929	Romeo’s NY Pizza	3,325
Repicci’s Group	(19,253)	Repicci’s Group	(213,683)
Platinum Tax	107,947	Platinum Tax	(249,134)
Key Tax	290,137	Key Tax	–
Others	(3,382,202)	Others	(4,533,087)
Consolidated gain/(loss) before taxes	$(2,990,459)	Consolidated gain/(loss) before taxes	$(5,015,460)

For the nine month period ended
	September 30, 2019		September 30, 2018
Revenues:		Revenues:
We Three	$135,577	We Three	$143,403
Romeo’s NY Pizza	472,237	Romeo’s NY Pizza	452,555
Repicci's Group	177,962	Repicci's Group	578,668
Platinum Tax	2,226,828	Platinum Tax	229,124
Key Tax	589,816	Key Tax	–
Other	(0)	Other	123,576
Consolidated revenues	$3,602,420	Consolidated revenues	$1,527,326

Cost of Sales:		Cost of Sales:
We Three	$153,873	We Three	$145,650
Romeo’s NY Pizza	348,386	Romeo’s NY Pizza	324,661
Repicci's Group	176,331	Repicci's Group	435,302
Platinum Tax	703,809	Platinum Tax	155,475
Key Tax	254,832	Key Tax	–
Other	1	Other	125,900
Consolidated cost of sales	$1,637,231	Consolidated cost of sales	$1,186,988

Income (Loss) before taxes		Income (Loss) before taxes
We Three	$(25,123)	We Three	$(29,357)
Romeo’s NY Pizza	22,727	Romeo’s NY Pizza	29,048
Repicci’s Group	(35,380)	Repicci’s Group	(83,816)
Platinum Tax	137,574	Platinum Tax	(249,134)
Key Tax	290,137	Key Tax	–
Others	(9,523,041)	Others	(5,378,790)
Consolidated gain/(loss) before taxes	$(9,133,106)	Consolidated gain/(loss) before taxes	$(5,712,049)

	As of		As of
	September 30, 2019		December 31, 2018
Assets:		Assets:
We Three	$293,162	We Three	$314,003
Romeo’s NY Pizza	52,590	Romeo’s NY Pizza	121,339
Repicci’s Group	64,256	Repicci’s Group	258,649
Platinum Tax	94,461	Platinum Tax	108,569
Key Tax	167,502	Key Tax	–
Others	4,789,072	Others	2,676,437
Combined assets	$5,461,043	Combined assets	$3,478,997

	For the year ended
	December 31, 2018	December 31, 2017
Revenues:
We Three	$186,096	$193,601
Romeo’s NY Pizza	602,866	592,445
Repicci's Group	538,156	835,968
Platinum Tax	899,748	–
Other	–	3,754
Consolidated revenues	$2,226,866	$1,625,768

Cost of Sales:
We Three	$182,690	$155,416
Romeo’s NY Pizza	446,880	429,779
Repicci's Group	503,478	846,714
Platinum Tax	337,986	–
Other	–	–
Consolidated cost of sales	$1,471,034	$1,431,909

Income (Loss) before taxes
We Three	$(1,468)	$(4,494)
Romeo’s NY Pizza	28,336	(185,299)
Repicci’s Group	(10,395)	(111,302)
Platinum Tax	(168,851)	–
Others	(3,798,514)	(3,350,900)
Consolidated gain/(loss) before taxes	$(3,950,892))	$(3,651,995)

	As of	As of
	December 31, 2018	December 31, 2017
Assets:
We Three	$318,285	$235,532
Romeo’s NY Pizza	108,908	158,551
Repicci’s Group	169,030	293,216
Platinum Tax	60,578	–
Others	2,676,140	631,762
Combined assets	$3,332,941	$1,319,061